UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                      ROBECO-SAGE MULTI-STRATEGY FUND, LLC

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21778

                                   REGISTRANT
                      ROBECO-SAGE MULTI-STRATEGY FUND, LLC
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660

                               AGENT FOR SERVICE
                               TIMOTHY J. STEWART
                          909 THIRD AVENUE, 28TH FLOOR
                               NEW YORK, NY 10022
                                 (212)-908-9660


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2010 TO JUNE 30, 2011
                                    ________

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.
                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Robeco-Sage  Multi-Strategy  Fund,  LLC

/s/  Timothy  J.  Stewart

Chief  Executive  Officer

Date:  August  15,  2011